Related party transactions and Directors' remuneration - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 188,000,000	£ 181,000,000	£ 176,000,000
Notional contract amount	52,342,870,000,000	47,412,915,000,000
Defined contribution schemes
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	140,000,000	121,000,000	127,000,000
Key Management Personnel and persons connected to them
Disclosure of transactions between related parties [line items]
Total commitments outstanding	100,000	100,000
Amounts payable, related party transactions	2,000,000.0	2,100,000	£ 3,400,000
Directors
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0
Loans issued during the year	0	0
Total value of guarantees entered into on behalf of Directors	0	0
Directors | Redundancy and restructuring
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	2,253,304	426,139
Directors | Defined contribution schemes
Disclosure of transactions between related parties [line items]
Defined benefit contributions paid	0	0
Notional contract amount	0	0
Highest paid director
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0	0
Commitments made by entity, related party transactions	0	0
Pension funds
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 110,000,000	£ 18,000,000